SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.   SUBSEQUENT EVENTS

  On April 27, 2012, Agnico-Eagle announced that the Board of Directors approved the payment of a quarterly cash dividend of $0.20 per common share, payable on June 15, 2012 to holders of record of the common shares of the Company on June 1, 2012.